Note 1 - Basis of Presentation and General Information - Charterers Accounting For More Than 10% of Revenue (Details) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
A/S Klaveness Chartering [Member]
Percent of revenue	32.00%	26.00%	52.00%
Amaggi [Member]
Percent of revenue	11.00%	17.00%
Dampskibsselskabet Norden A/S [Member]
Percent of revenue		18.00%	26.00%
China National Chartering (Hong Kong) Co., Limited [Member]
Percent of revenue		13.00%
Quadra Commodities S.A. [Member]
Percent of revenue			13.00%